Gabriella R. Saenz Assistant General Counsel and
Assistant Secretary

720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-8704 office
(414) 625-8704 fax
gabriellasaenz@northwesternmutual.com

May 3, 2024
Securities and Exchange Commission Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-8629
Re: NML Variable Annuity Account C
Post-Effective Amendment No. 51 to
Form N-4 Registration Statement
File Nos.: 2-89905-01, 811-21886
EDGAR CIK: 0000790163
Dear Commissioners:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated May 1, 2024, for the above-reference entity do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 51 to the Registration Statement on Form N-4. The Registration Statement was filed electronically via EDGAR on April 25, 2024.
This filing is being effected by direct transmission to the Commission’s EDGAR System.
Very truly yours,
/s/ Gabriella R. Saenz

Gabriella R. Saenz
Assistant General Counsel and
Assistant Secretary